Document and Entity Information	0 Months Ended
May 02, 2013
Risk/Return:
Document Type	497
Document Period End Date	May 2, 2013
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	May 2, 2013
Document Effective Date	May 2, 2013
Prospectus Date	Apr 10, 2013
Dearborn Partners Rising Dividend Fund | Dearborn Partners Rising Dividend Fund - Class A Shares
Risk/Return:
Trading Symbol	DRDAX
Dearborn Partners Rising Dividend Fund | Dearborn Partners Rising Dividend Fund - Class C Shares
Risk/Return:
Trading Symbol	DRDCX
Dearborn Partners Rising Dividend Fund | Dearborn Partners Rising Dividend Fund - Class I Shares
Risk/Return:
Trading Symbol	DRDIX

Dearborn Partners Rising Dividend Fund
Dearborn Partners Rising Dividend Fund
Supplement dated May 2, 2013

to the

Dearborn Partners Rising Dividend Fund

Prospectus dated April 10, 2013

This supplement amends the Prospectus of the Dearborn Partners Rising Dividend Fund dated April 10, 2013.

The paragraph immediately preceding the Fees and Expenses of the Fund table on page 1 of the Prospectus is hereby replaced with the following to reflect a minimum investment amount of $50,000 required to qualify for sales charge discounts on Class A shares of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” beginning on page 11 of this Prospectus and under “Additional Purchase and Redemption Information – Sales Charges on Class A Shares” beginning on page 26 of the Fund’s Statement of Additional Information (“SAI”).

Please retain this supplement with your Prospectus

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001141819_SupplementTextBlock
Supplement dated May 2, 2013

to the

Dearborn Partners Rising Dividend Fund

Prospectus dated April 10, 2013

This supplement amends the Prospectus of the Dearborn Partners Rising Dividend Fund dated April 10, 2013.

The paragraph immediately preceding the Fees and Expenses of the Fund table on page 1 of the Prospectus is hereby replaced with the following to reflect a minimum investment amount of $50,000 required to qualify for sales charge discounts on Class A shares of the Fund:

Risk/Return [Heading]	rr_RiskReturnHeading	Dearborn Partners Rising Dividend Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” beginning on page 11 of this Prospectus and under “Additional Purchase and Redemption Information – Sales Charges on Class A Shares” beginning on page 26 of the Fund’s Statement of Additional Information (“SAI”).

Please retain this supplement with your Prospectus

Dearborn Partners Rising Dividend Fund - Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund's Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 10, 2013